Equity Capital and Earnings Per share - Schedule of Dividends Payable on Non-cumulative Preferred Shares (Detail) - Major ordinary share transactions [Member]	Feb. 23, 2022 $ / shares
Class 1, Series 13 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	$ 0.275875
Class 1, Series 15 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.236625
Class 1, Series 17 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.2375
Class 1, Series 19 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.229688
Class 1, Series 23 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.303125
Class 1, Series 25 Preferred Shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.29375
Class A, Series 2 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.29063
Class A, Series 3 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.28125
Class 1, Series 3 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.14675
Class 1, Series 4 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.096965
Class 1, Series 7 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.2695
Class 1, Series 9 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.271938
Class 1, Series 11 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	$ 0.295688